Operating expenses (Tables)	12 Months Ended
Sep. 30, 2023
Operating expenses
Schedule of operating expenses	Operating expenses[1]

	Consolidated			Parent Entity
$m	2023	2022	2021	2023	2022
Staff
Employee remuneration, entitlements and on-costs	5,254	5,111	5,369	4,674	4,476
Superannuation[2]	521	533	475	459	464
Share-based payments	90	88	97	88	85
Restructuring costs	233	134	93	226	124
Total staff	6,098	5,866	6,034	5,447	5,149
Occupancy
Operating lease rentals	153	170	164	128	151
Depreciation and impairment of property and equipment[3]	474	626	955	420	559
Other	159	118	107	139	110
Total occupancy	786	914	1,226	687	820
Technology
Amortisation and impairment of software assets[3]	629	655	1,240	573	601
Depreciation and impairment of IT equipment[3]	132	177	260	108	152
Technology services	751	719	820	653	702
Software maintenance and licences	603	506	531	504	425
Telecommunications	112	144	181	91	121
Data processing	75	81	96	75	81
Total technology	2,302	2,282	3,128	2,004	2,082
Other
Professional and processing services	860	1,014	1,410	717	836
Amortisation and impairment of other intangible assets and deferred expenditure[3]	2	123	599	2	1
Postage and stationery	139	144	156	114	112
Advertising	169	158	220	137	121
Non-lending losses	65	104	234	52	83
Impairment of investments in subsidiaries	-	-	-	(14)	(9)
Other expenses	271	197	304	327	288
Total other	1,506	1,740	2,923	1,335	1,432
Total operating expenses	10,692	10,802	13,311	9,473	9,483

1.

Included items relating to compliance, regulation and remediation costs recognised as an addition in operating expenses of $7 million (2022: $63 million addition, 2021: $359 million addition) for the Group and a reduction of $3 million (2022: $63 million addition) for the Parent Entity. Refer to Note 25 for further details.

2.	Superannuation expense includes both defined contribution and defined benefit expense. Refer to Note 32 for further details.
3.	Impairment expenses included:
●	$31 million (2022: $117 million, 2021: $275 million) for property and equipment for the Group, and $31 million (2022: $116 million) for the Parent Entity;
●	$8 million (2022: $110 million, 2021: $485 million) for computer software for the Group, and $8 million (2022: $99 million) for the Parent Entity;
●	$Nil (2022: $4 million, 2021: $45 million) for IT equipment for the Group, and $nil (2022: $4 million) for the Parent Entity; and
●	$Nil (2022: $122 million, 2021: $571 million) for goodwill and other intangible assets for the Group, and $nil (2022: nil) for the Parent Entity.